INVENTORY (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of inventory
	2014	2013

Computers	$28,979	$45,382
Monitors	66,747	114,126
Printers	1,398	15,880
Parts and enclosures	3,855	31,426
General	13,715	23,779
	$114,694	$230,593